Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cullen Funds Trust
Entity Central Index Key	0001109957
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000117696
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Class C
Trading Symbol	CEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class C for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$100	2.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
Dec'24	15588	14293
Dec'23	14378	13295
Dec'22	11487	12105
Dec'21	13335	15149
Dec'20	12611	15544
Dec'19	11720	13139
Dec'18	9889	11095
Dec'17	11926	12987
Dec'16	9278	9460
Dec'15	8817	8508
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	8.41%	5.87%	4.54%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 939,876,033
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,664,193
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$939,876,033
# of Portfolio Holdings	66
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,664,193

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.00%
Telecommunications	0.15%
Software & Tech Services	1.21%
Industrial Products	1.46%
Industrial Services	2.44%
Consumer Discretionary Services	3.71%
Financial Services	4.16%
Consumer Staple Products	4.75%
Oil & Gas	5.36%
Materials	6.43%
Utilities	7.50%
Consumer Discretionary Products	7.61%
Media	7.74%
Real Estate	10.18%
Banking	16.67%
Tech Hardware & Semiconductors	20.63%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true
C000117697
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Class I
Trading Symbol	CEMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class I for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
Dec'24	17246	14293
Dec'23	15749	13295
Dec'22	12461	12105
Dec'21	14322	15149
Dec'20	13417	15544
Dec'19	12342	13139
Dec'18	10306	11095
Dec'17	12306	12987
Dec'16	9480	9460
Dec'15	8925	8508
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	9.50%	6.92%	5.60%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 939,876,033
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,664,193
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$939,876,033
# of Portfolio Holdings	66
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,664,193

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.00%
Telecommunications	0.15%
Software & Tech Services	1.21%
Industrial Products	1.46%
Industrial Services	2.44%
Consumer Discretionary Services	3.71%
Financial Services	4.16%
Consumer Staple Products	4.75%
Oil & Gas	5.36%
Materials	6.43%
Utilities	7.50%
Consumer Discretionary Products	7.61%
Media	7.74%
Real Estate	10.18%
Banking	16.67%
Tech Hardware & Semiconductors	20.63%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true
C000117698
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Retail Class
Trading Symbol	CEMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Retail Class for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	MSCI Emerging Markets Index
Dec'24	16799	14293
Dec'23	15381	13295
Dec'22	12197	12105
Dec'21	14056	15149
Dec'20	13197	15544
Dec'19	12177	13139
Dec'18	10191	11095
Dec'17	12193	12987
Dec'16	9420	9460
Dec'15	8886	8508
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	9.22%	6.65%	5.32%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 939,876,033
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,664,193
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$939,876,033
# of Portfolio Holdings	66
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,664,193

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.00%
Telecommunications	0.15%
Software & Tech Services	1.21%
Industrial Products	1.46%
Industrial Services	2.44%
Consumer Discretionary Services	3.71%
Financial Services	4.16%
Consumer Staple Products	4.75%
Oil & Gas	5.36%
Materials	6.43%
Utilities	7.50%
Consumer Discretionary Products	7.61%
Media	7.74%
Real Estate	10.18%
Banking	16.67%
Tech Hardware & Semiconductors	20.63%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true
C000163394
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Class C
Trading Symbol	ENHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class C for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'24	17002	33786	18591
Dec'23	16063	27025	15477
Dec'22	16070	21399	13841
Dec'21	16099	26132	15616
Dec'20	13365	20304	12962
Dec'19	13310	17149	13329
Dec'18	11370	13042	11522
Dec'17	12105	13640	12099
Dec'16	11042	11196	10707
Dec'15	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Class C	5.85%	5.02%	6.01%
S&P 500® Index	25.02%	14.53%	14.42%
Cboe S&P 500 BuyWrite Index	20.12%	6.88%	7.11%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 151,688,414
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 389,644
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$151,688,414
# of Portfolio Holdings	33
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$389,644

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.87%
Industrial Services	2.14%
Insurance	2.37%
Software & Tech Services	2.47%
Media	2.75%
Retail & Wholesale - Staples	3.25%
Materials	3.81%
Tech Hardware & Semiconductors	4.98%
Telecommunications	5.67%
Real Estate	6.62%
Industrial Products	7.37%
Utilities	7.63%
Oil & Gas	11.15%
Banking	11.74%
Consumer Staple Products	12.47%
Health Care	13.71%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true
C000163395
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Class I
Trading Symbol	ENHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class I for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'24	18601	33786	18591
Dec'23	17405	27025	15477
Dec'22	17239	21399	13841
Dec'21	17091	26132	15616
Dec'20	14049	20304	12962
Dec'19	13847	17149	13329
Dec'18	11721	13042	11522
Dec'17	12350	13640	12099
Dec'16	11158	11196	10707
Dec'15	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Class I	6.87%	6.08%	7.07%
S&P 500® Index	25.02%	14.53%	14.42%
Cboe S&P 500 BuyWrite Index	20.12%	6.88%	7.11%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 151,688,414
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 389,644
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$151,688,414
# of Portfolio Holdings	33
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$389,644

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.87%
Industrial Services	2.14%
Insurance	2.37%
Software & Tech Services	2.47%
Media	2.75%
Retail & Wholesale - Staples	3.25%
Materials	3.81%
Tech Hardware & Semiconductors	4.98%
Telecommunications	5.67%
Real Estate	6.62%
Industrial Products	7.37%
Utilities	7.63%
Oil & Gas	11.15%
Banking	11.74%
Consumer Staple Products	12.47%
Health Care	13.71%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true
C000163396
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Retail Class
Trading Symbol	ENHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Retail Class for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'24	18178	33786	18591
Dec'23	17058	27025	15477
Dec'22	16923	21399	13841
Dec'21	16839	26132	15616
Dec'20	13874	20304	12962
Dec'19	13704	17149	13329
Dec'18	11630	13042	11522
Dec'17	12284	13640	12099
Dec'16	11130	11196	10707
Dec'15	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Retail Class	6.57%	5.81%	6.80%
S&P 500® Index	25.02%	14.53%	14.42%
Cboe S&P 500 BuyWrite Index	20.12%	6.88%	7.11%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 151,688,414
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 389,644
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$151,688,414
# of Portfolio Holdings	33
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$389,644

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.87%
Industrial Services	2.14%
Insurance	2.37%
Software & Tech Services	2.47%
Media	2.75%
Retail & Wholesale - Staples	3.25%
Materials	3.81%
Tech Hardware & Semiconductors	4.98%
Telecommunications	5.67%
Real Estate	6.62%
Industrial Products	7.37%
Utilities	7.63%
Oil & Gas	11.15%
Banking	11.74%
Consumer Staple Products	12.47%
Health Care	13.71%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true
C000018479
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class C
Trading Symbol	CHVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class C for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
Dec'24	17766	34254
Dec'23	16397	27399
Dec'22	16087	21696
Dec'21	16836	26494
Dec'20	13421	20585
Dec'19	14134	17386
Dec'18	11899	13223
Dec'17	12608	13829
Dec'16	10899	11351
Dec'15	9932	10138
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	8.35%	4.68%	5.92%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 688,113,283
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,453,596
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$688,113,283
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,453,596

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.63%
Materials	2.27%
Retail & Wholesale - Staples	2.43%
Software & Tech Services	2.44%
Media	2.72%
Telecommunications	2.83%
Financial Services	3.18%
Retail & Wholesale - Discretionary	5.25%
Insurance	5.68%
Utilities	5.71%
Real Estate	5.73%
Tech Hardware & Semiconductors	7.50%
Oil & Gas	8.14%
Banking	10.24%
Consumer Staple Products	10.63%
Industrial Products	11.31%
Health Care	12.31%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true
C000018480
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class I
Trading Symbol	CHDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class I for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec'24	19632	34254
Dec'23	17947	27399
Dec'22	17425	21696
Dec'21	18065	26494
Dec'20	14249	20585
Dec'19	14852	17386
Dec'18	12390	13223
Dec'17	12993	13829
Dec'16	11093	11351
Dec'15	10035	10138
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	9.39%	5.74%	6.98%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 688,113,283
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,453,596
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$688,113,283
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,453,596

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.63%
Materials	2.27%
Retail & Wholesale - Staples	2.43%
Software & Tech Services	2.44%
Media	2.72%
Telecommunications	2.83%
Financial Services	3.18%
Retail & Wholesale - Discretionary	5.25%
Insurance	5.68%
Utilities	5.71%
Real Estate	5.73%
Tech Hardware & Semiconductors	7.50%
Oil & Gas	8.14%
Banking	10.24%
Consumer Staple Products	10.63%
Industrial Products	11.31%
Health Care	12.31%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true
C000018478
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Retail Class
Trading Symbol	CHDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Retail Class for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500® Index
Dec'24	19139	34254
Dec'23	17534	27399
Dec'22	17078	21696
Dec'21	17740	26494
Dec'20	14041	20585
Dec'19	14673	17386
Dec'18	12262	13223
Dec'17	12892	13829
Dec'16	11040	11351
Dec'15	10006	10138
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	9.15%	5.46%	6.71%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 688,113,283
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,453,596
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$688,113,283
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,453,596

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.63%
Materials	2.27%
Retail & Wholesale - Staples	2.43%
Software & Tech Services	2.44%
Media	2.72%
Telecommunications	2.83%
Financial Services	3.18%
Retail & Wholesale - Discretionary	5.25%
Insurance	5.68%
Utilities	5.71%
Real Estate	5.73%
Tech Hardware & Semiconductors	7.50%
Oil & Gas	8.14%
Banking	10.24%
Consumer Staple Products	10.63%
Industrial Products	11.31%
Health Care	12.31%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true
C000018482
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class C
Trading Symbol	CIHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen International High Dividend Fund - Class C for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$100	2.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
Dec'24	13497	17421
Dec'23	13079	16696
Dec'22	11225	14047
Dec'21	12655	16337
Dec'20	11487	14616
Dec'19	11268	13498
Dec'18	9378	11005
Dec'17	11229	12701
Dec'16	9606	10111
Dec'15	9601	9961
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	3.20%	3.68%	3.04%
MSCI EAFE Index	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 284,524,750
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,171,942
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$284,524,750
# of Portfolio Holdings	54
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,171,942

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.00%
Real Estate	1.94%
Retail & Wholesale - Staples	3.19%
Oil & Gas	3.20%
Health Care	4.14%
Tech Hardware & Semiconductors	5.12%
Consumer Discretionary Products	6.28%
Financial Services	6.80%
Materials	7.11%
Utilities	7.51%
Banking	8.51%
Telecommunications	8.81%
Industrial Products	10.03%
Consumer Staple Products	10.11%
Insurance	17.25%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true
C000018483
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class I
Trading Symbol	CIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen International High Dividend Fund - Class I for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
Dec'24	14915	17421
Dec'23	14326	16696
Dec'22	12163	14047
Dec'21	13569	16337
Dec'20	12197	14616
Dec'19	11835	13498
Dec'18	9757	11005
Dec'17	11564	12701
Dec'16	9801	10111
Dec'15	9689	9961
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	4.11%	4.73%	4.08%
MSCI EAFE Index	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 284,524,750
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,171,942
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$284,524,750
# of Portfolio Holdings	54
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,171,942

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.00%
Real Estate	1.94%
Retail & Wholesale - Staples	3.19%
Oil & Gas	3.20%
Health Care	4.14%
Tech Hardware & Semiconductors	5.12%
Consumer Discretionary Products	6.28%
Financial Services	6.80%
Materials	7.11%
Utilities	7.51%
Banking	8.51%
Telecommunications	8.81%
Industrial Products	10.03%
Consumer Staple Products	10.11%
Insurance	17.25%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true
C000018481
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Retail Class
Trading Symbol	CIHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen International High Dividend Fund - Retail Class for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	MSCI EAFE Index
Dec'24	14534	17421
Dec'23	13988	16696
Dec'22	11911	14047
Dec'21	13328	16337
Dec'20	12015	14616
Dec'19	11684	13498
Dec'18	9653	11005
Dec'17	11475	12701
Dec'16	9747	10111
Dec'15	9671	9961
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	3.90%	4.46%	3.81%
MSCI EAFE Index	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 284,524,750
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,171,942
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$284,524,750
# of Portfolio Holdings	54
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,171,942

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.00%
Real Estate	1.94%
Retail & Wholesale - Staples	3.19%
Oil & Gas	3.20%
Health Care	4.14%
Tech Hardware & Semiconductors	5.12%
Consumer Discretionary Products	6.28%
Financial Services	6.80%
Materials	7.11%
Utilities	7.51%
Banking	8.51%
Telecommunications	8.81%
Industrial Products	10.03%
Consumer Staple Products	10.11%
Insurance	17.25%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true
C000079421
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Class C
Trading Symbol	CUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class C for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$105	2.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	Russell 1000 Index	Russell 2000 Value Index
Dec'24	17282	28147	19934
Dec'23	16663	22913	18448
Dec'22	15922	18402	16091
Dec'21	16026	23121	18816
Dec'20	13274	18533	14669
Dec'19	11971	15591	14020
Dec'18	9844	12096	11455
Dec'17	11007	12949	13146
Dec'16	10924	10850	12190
Dec'15	9254	9891	9253
Dec'14	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	3.72%	7.62%	5.62%
Russell 1000 Index	22.84%	12.54%	10.90%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 11,264,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$11,264,050
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	1.32%
Utilities	1.94%
Software & Tech Services	2.89%
Mutual Fund	3.74%
Consumer Discretionary Services	6.45%
Industrial Services	6.86%
Oil & Gas	9.91%
Financial Services	13.03%
Real Estate	13.41%
Consumer Discretionary Products	15.02%
Banking	25.43%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true
C000079420
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Class I
Trading Symbol	CUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class I for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	Russell 1000 Index	Russell 2000 Value Index
Dec'24	19117	28147	19934
Dec'23	18240	22913	18448
Dec'22	17248	18402	16091
Dec'21	17187	23121	18816
Dec'20	14100	18533	14669
Dec'19	12582	15591	14020
Dec'18	10243	12096	11455
Dec'17	11345	12949	13146
Dec'16	11147	10850	12190
Dec'15	9348	9891	9253
Dec'14	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	4.81%	8.73%	6.69%
Russell 1000 Index	22.84%	12.54%	10.90%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 11,264,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$11,264,050
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	1.32%
Utilities	1.94%
Software & Tech Services	2.89%
Mutual Fund	3.74%
Consumer Discretionary Services	6.45%
Industrial Services	6.86%
Oil & Gas	9.91%
Financial Services	13.03%
Real Estate	13.41%
Consumer Discretionary Products	15.02%
Banking	25.43%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true
C000079419
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Retail Class
Trading Symbol	CUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund - Retail Class for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	Russell 1000 Index	Russell 2000 Value Index
Dec'24	18624	28147	19934
Dec'23	17820	22913	18448
Dec'22	16903	18402	16091
Dec'21	16871	23121	18816
Dec'20	13874	18533	14669
Dec'19	12420	15591	14020
Dec'18	10141	12096	11455
Dec'17	11248	12949	13146
Dec'16	11080	10850	12190
Dec'15	9318	9891	9253
Dec'14	10000	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	4.51%	8.44%	6.42%
Russell 1000 Index	22.84%	12.54%	10.90%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 11,264,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$11,264,050
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	1.32%
Utilities	1.94%
Software & Tech Services	2.89%
Mutual Fund	3.74%
Consumer Discretionary Services	6.45%
Industrial Services	6.86%
Oil & Gas	9.91%
Financial Services	13.03%
Real Estate	13.41%
Consumer Discretionary Products	15.02%
Banking	25.43%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true
C000117699
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Class C
Trading Symbol	CVLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Value Fund - Class C for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$89	1.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
Dec'24	19107	34254
Dec'23	17613	27399
Dec'22	16860	21696
Dec'21	18020	26494
Dec'20	15123	20585
Dec'19	14942	17386
Dec'18	12141	13223
Dec'17	12887	13829
Dec'16	11037	11351
Dec'15	9763	10138
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	8.49%	5.04%	6.69%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 23,216,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$23,216,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	0.99%
Industrial Services	1.67%
Telecommunications	2.04%
Utilities	2.22%
Consumer Discretionary Products	2.89%
Software & Tech Services	3.33%
Retail & Wholesale - Discretionary	3.39%
Media	4.57%
Materials	4.90%
Oil & Gas	4.98%
Financial Services	6.44%
Consumer Staple Products	6.83%
Insurance	7.14%
Tech Hardware & Semiconductors	9.05%
Banking	12.66%
Industrial Products	13.41%
Health Care	13.49%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true
C000117700
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Class I
Trading Symbol	CVLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Value Fund - Class I for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Dec'24	21121	34254
Dec'23	19252	27399
Dec'22	18259	21696
Dec'21	19322	26494
Dec'20	16047	20585
Dec'19	15709	17386
Dec'18	12630	13223
Dec'17	13278	13829
Dec'16	11261	11351
Dec'15	9863	10138
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	9.71%	6.10%	7.76%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 23,216,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$23,216,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	0.99%
Industrial Services	1.67%
Telecommunications	2.04%
Utilities	2.22%
Consumer Discretionary Products	2.89%
Software & Tech Services	3.33%
Retail & Wholesale - Discretionary	3.39%
Media	4.57%
Materials	4.90%
Oil & Gas	4.98%
Financial Services	6.44%
Consumer Staple Products	6.83%
Insurance	7.14%
Tech Hardware & Semiconductors	9.05%
Banking	12.66%
Industrial Products	13.41%
Health Care	13.49%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true
C000117701
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Retail Class
Trading Symbol	CVLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Value Fund - Retail Class for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500® Index
Dec'24	20583	34254
Dec'23	18823	27399
Dec'22	17899	21696
Dec'21	18982	26494
Dec'20	15801	20585
Dec'19	15506	17386
Dec'18	12495	13223
Dec'17	13177	13829
Dec'16	11204	11351
Dec'15	9838	10138
Dec'14	10000	10000

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	9.35%	5.83%	7.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 23,216,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$23,216,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	0.99%
Industrial Services	1.67%
Telecommunications	2.04%
Utilities	2.22%
Consumer Discretionary Products	2.89%
Software & Tech Services	3.33%
Retail & Wholesale - Discretionary	3.39%
Media	4.57%
Materials	4.90%
Oil & Gas	4.98%
Financial Services	6.44%
Consumer Staple Products	6.83%
Insurance	7.14%
Tech Hardware & Semiconductors	9.05%
Banking	12.66%
Industrial Products	13.41%
Health Care	13.49%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true